Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																																																																								12 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2026
C000198223
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 26,736	$ 22,598	$ 25,647	$ 24,050	$ 22,280	$ 21,652	$ 21,768	$ 21,092	$ 19,733	$ 18,904	$ 19,153	$ 17,944	$ 17,111	$ 17,024	$ 17,155	$ 17,126	$ 17,060	$ 17,103	$ 17,767	$ 18,481	$ 17,838	$ 17,703	$ 17,803	$ 17,419	$ 17,256	$ 17,405	$ 16,858	$ 16,452	$ 17,241	$ 16,599	$ 15,328	$ 15,862	$ 16,395	$ 17,470	$ 16,758	$ 15,969	$ 16,130	$ 16,305	$ 15,962	$ 17,143	$ 15,557	$ 15,899	$ 13,860	$ 14,210	$ 15,713	$ 15,720	$ 15,769	$ 16,752	$ 16,670	$ 17,756	$ 18,623	$ 20,432	$ 20,486	$ 20,323	$ 21,226	$ 20,748	$ 21,779	$ 21,503	$ 22,979	$ 22,570	$ 22,376	$ 21,948	$ 22,441	$ 21,495	$ 20,717	$ 18,919	$ 17,214	$ 16,712	$ 17,272	$ 16,757	$ 15,664	$ 14,658	$ 14,241	$ 13,004	$ 15,549	$ 16,100	$ 16,625	$ 15,540	$ 15,465	$ 14,689	$ 14,437	$ 14,885	$ 15,156	$ 14,039	$ 15,048	$ 14,626	$ 14,393	$ 14,512	$ 13,144	$ 13,586	$ 12,944	$ 13,742	$ 13,774	$ 14,360	$ 14,029	$ 14,753	$ 15,072	$ 15,134	$ 15,178	$ 16,051	$ 14,710	$ 14,259	$ 14,129	$ 13,787	$ 13,756	$ 13,303	$ 12,607	$ 12,464	$ 12,148	$ 11,868	$ 11,402	$ 11,154	$ 10,353	$ 10,470	$ 11,178	$ 11,348	$ 11,135	$ 10,921	$ 10,397	$ 9,921
C000005817
Account Value [Line Items]
Accumulated Value	10,000	26,618	22,497	25,541	23,951	22,181	21,564	21,680	21,006	19,652	18,827	19,080	17,874	17,045	16,958	17,088	17,066	17,001	17,043	17,705	18,416	17,776	17,641	17,743	17,361	17,198	17,347	16,801	16,404	17,184	16,542	15,281	15,813	16,346	17,425	16,711	15,923	16,091	16,258	15,916	17,094	15,512	15,851	13,824	14,173	15,673	15,680	15,733	16,714	16,632	17,715	18,581	20,386	20,441	20,278	21,179	20,702	21,731	21,462	22,938	22,531	22,337	21,910	22,401	21,457	20,680	18,882	17,186	16,685	17,244	16,737	15,639	14,641	14,218	12,983	15,531	16,081	16,606	15,522	15,446	14,677	14,425	14,873	15,144	14,028	15,037	14,614	14,381	14,501	13,133	13,574	12,937	13,736	13,767	14,354	14,023	14,747	15,065	15,128	15,172	16,051	14,710	14,259	14,129	13,787	13,756	13,303	12,607	12,464	12,148	11,868	11,402	11,154	10,353	10,470	11,178	11,348	11,135	10,921	10,397	9,921
C000005814
Account Value [Line Items]
Accumulated Value	9,475	24,556	20,755	23,569	22,104	20,479	19,912	20,017	19,403	18,162	17,402	17,637	16,525	15,760	15,683	15,808	15,788	15,732	15,778	16,389	17,048	16,465	16,341	16,440	16,091	15,941	16,085	15,585	15,216	15,941	15,355	14,183	14,678	15,179	16,181	15,517	14,796	14,951	15,113	14,796	15,901	14,426	14,746	12,863	13,188	14,587	14,600	14,653	15,564	15,491	16,508	17,320	19,009	19,062	18,912	19,760	19,317	20,283	20,028	21,412	21,035	20,860	20,465	20,935	20,051	19,329	17,656	16,072	15,605	16,134	15,661	14,638	13,706	13,314	12,158	14,545	15,067	15,558	14,553	14,486	13,762	13,529	13,946	14,210	13,161	14,118	13,719	13,505	13,621	12,339	12,759	12,162	12,911	12,948	13,496	13,191	13,874	14,178	14,239	14,282	15,117	13,855	13,437	13,309	12,999	12,974	12,542	11,898	11,764	11,466	11,204	10,772	10,535	9,781	9,895	10,566	10,734	10,536	10,333	9,847	9,397
C000005816
Account Value [Line Items]
Accumulated Value	10,000	24,371	20,599	23,392	21,938	20,325	19,763	19,866	19,257	18,026	17,272	17,504	16,400	15,641	15,566	15,690	15,669	15,614	15,660	16,266	16,920	16,341	16,218	16,317	15,970	15,821	15,969	15,476	15,123	15,862	15,280	14,122	14,628	15,133	16,144	15,496	14,781	14,943	15,114	14,813	15,918	14,456	14,787	12,905	13,241	14,659	14,675	14,738	15,666	15,602	16,633	17,464	19,174	19,246	19,105	19,975	19,540	20,529	20,284	21,703	21,333	21,167	20,781	21,273	20,389	19,663	17,970	16,368	15,907	16,451	15,975	14,951	13,999	13,614	12,444	14,890	15,434	15,947	14,925	14,865	14,130	13,898	14,340	14,618	13,553	14,543	14,145	13,928	14,055	12,744	13,178	12,571	13,358	13,403	13,980	13,673	14,385	14,715	14,790	14,843	15,720	14,423	13,988	13,868	13,553	13,531	13,096	12,429	12,301	11,994	11,732	11,289	11,049	10,262	10,394	11,109	11,287	11,086	10,885	10,379	9,911
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI Emerging Markets Index (Net)
Accumulated Value	10,000	24,176	21,075	24,242	22,979	21,110	20,497	20,999	20,157	18,811	18,573	18,218	17,185	16,481	16,268	16,165	16,087	15,805	15,827	16,417	17,181	16,105	15,849	15,802	15,203	15,117	15,050	14,686	14,019	14,702	14,149	13,100	13,630	13,996	14,915	14,040	13,527	13,758	13,916	13,507	14,443	13,386	13,577	11,823	12,202	13,823	13,765	13,799	14,781	14,717	15,583	15,943	16,435	16,752	16,443	17,142	16,974	17,677	17,226	18,469	18,437	18,019	17,582	17,851	17,716	17,189	16,012	14,656	14,360	14,594	14,279	13,107	12,210	12,117	11,100	13,121	13,852	14,529	13,520	13,539	12,991	12,748	13,401	13,567	12,770	13,769	13,485	13,373	13,343	12,269	12,603	12,104	13,258	13,329	13,700	13,405	13,986	14,500	14,565	14,840	15,558	14,361	13,863	13,836	13,367	13,420	13,128	12,389	12,266	11,913	11,658	11,371	11,033	10,461	10,438	10,941	10,915	10,777	10,516	10,012	9,627
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI Emerging Markets Index (Net)
Accumulated Value	10,000	24,176	21,075	24,242	22,979	21,110	20,497	20,999	20,157	18,811	18,573	18,218	17,185	16,481	16,268	16,165	16,087	15,805	15,827	16,417	17,181	16,105	15,849	15,802	15,203	15,117	15,050	14,686	14,019	14,702	14,149	13,100	13,630	13,996	14,915	14,040	13,527	13,758	13,916	13,507	14,443	13,386	13,577	11,823	12,202	13,823	13,765	13,799	14,781	14,717	15,583	15,943	16,435	16,752	16,443	17,142	16,974	17,677	17,226	18,469	18,437	18,019	17,582	17,851	17,716	17,189	16,012	14,656	14,360	14,594	14,279	13,107	12,210	12,117	11,100	13,121	13,852	14,529	13,520	13,539	12,991	12,748	13,401	13,567	12,770	13,769	13,485	13,373	13,343	12,269	12,603	12,104	13,258	13,329	13,700	13,405	13,986	14,500	14,565	14,840	15,558	14,361	13,863	13,836	13,367	13,420	13,128	12,389	12,266	11,913	11,658	11,371	11,033	10,461	10,438	10,941	10,915	10,777	10,516	10,012	9,627
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI Emerging Markets Index (Net)
Accumulated Value	10,000	24,176	21,075	24,242	22,979	21,110	20,497	20,999	20,157	18,811	18,573	18,218	17,185	16,481	16,268	16,165	16,087	15,805	15,827	16,417	17,181	16,105	15,849	15,802	15,203	15,117	15,050	14,686	14,019	14,702	14,149	13,100	13,630	13,996	14,915	14,040	13,527	13,758	13,916	13,507	14,443	13,386	13,577	11,823	12,202	13,823	13,765	13,799	14,781	14,717	15,583	15,943	16,435	16,752	16,443	17,142	16,974	17,677	17,226	18,469	18,437	18,019	17,582	17,851	17,716	17,189	16,012	14,656	14,360	14,594	14,279	13,107	12,210	12,117	11,100	13,121	13,852	14,529	13,520	13,539	12,991	12,748	13,401	13,567	12,770	13,769	13,485	13,373	13,343	12,269	12,603	12,104	13,258	13,329	13,700	13,405	13,986	14,500	14,565	14,840	15,558	14,361	13,863	13,836	13,367	13,420	13,128	12,389	12,266	11,913	11,658	11,371	11,033	10,461	10,438	10,941	10,915	10,777	10,516	10,012	9,627
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										MSCI Emerging Markets Index (Net)
Accumulated Value	$ 10,000	$ 24,176	$ 21,075	$ 24,242	$ 22,979	$ 21,110	$ 20,497	$ 20,999	$ 20,157	$ 18,811	$ 18,573	$ 18,218	$ 17,185	$ 16,481	$ 16,268	$ 16,165	$ 16,087	$ 15,805	$ 15,827	$ 16,417	$ 17,181	$ 16,105	$ 15,849	$ 15,802	$ 15,203	$ 15,117	$ 15,050	$ 14,686	$ 14,019	$ 14,702	$ 14,149	$ 13,100	$ 13,630	$ 13,996	$ 14,915	$ 14,040	$ 13,527	$ 13,758	$ 13,916	$ 13,507	$ 14,443	$ 13,386	$ 13,577	$ 11,823	$ 12,202	$ 13,823	$ 13,765	$ 13,799	$ 14,781	$ 14,717	$ 15,583	$ 15,943	$ 16,435	$ 16,752	$ 16,443	$ 17,142	$ 16,974	$ 17,677	$ 17,226	$ 18,469	$ 18,437	$ 18,019	$ 17,582	$ 17,851	$ 17,716	$ 17,189	$ 16,012	$ 14,656	$ 14,360	$ 14,594	$ 14,279	$ 13,107	$ 12,210	$ 12,117	$ 11,100	$ 13,121	$ 13,852	$ 14,529	$ 13,520	$ 13,539	$ 12,991	$ 12,748	$ 13,401	$ 13,567	$ 12,770	$ 13,769	$ 13,485	$ 13,373	$ 13,343	$ 12,269	$ 12,603	$ 12,104	$ 13,258	$ 13,329	$ 13,700	$ 13,405	$ 13,986	$ 14,500	$ 14,565	$ 14,840	$ 15,558	$ 14,361	$ 13,863	$ 13,836	$ 13,367	$ 13,420	$ 13,128	$ 12,389	$ 12,266	$ 11,913	$ 11,658	$ 11,371	$ 11,033	$ 10,461	$ 10,438	$ 10,941	$ 10,915	$ 10,777	$ 10,516	$ 10,012	$ 9,627